Property, plant, equipment and development costs (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,				Changes in	Reclassifications	December 31,
	2022	Additions	Disposals	Sales	estimations	and transfers	2022	Additions	Disposals	Sales	estimations	and transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,703	—	—	—	—	1,062	18,765	—	—	—	—	—	18,765
Mining concessions	111,596	—	(6)	—	—	—	111,590	—	—	—	—	(34,023)	77,567
Development costs	853,020	59,702	—	—	—	—	912,722	89,127	(8)	—	—	—	1,001,841
Buildings, constructions and other	1,350,395	—	(123)	—	—	3,510	1,353,782	—	—	(5,193)	—	27,011	1,375,600
Machinery and equipment	902,397	10	(41,053)	(34)	—	12,695	874,015	1	(233)	—	—	15,428	889,211
Transportation units	7,662	15	(277)	(1,816)	—	73	5,657	—	(89)	(761)	—	723	5,530
Furniture and fixtures	11,770	—	(702)	(4)	—	7	11,071	2	(6)	—	—	464	11,531
Units in transit	2,875	12,811	—	—	—	—	15,686	36,452	—	—	—	—	52,138
Work in progress	46,287	65,577	(3,049)	—	—	(17,347)	91,468	139,610	(1,326)	—	—	(43,629)	186,123
Stripping activity asset, note 1 (b)	155,448	26,669	—	—	—	—	182,117	8,953	—	—	—	—	191,070
Right-of-use asset (e)	19,232	—	—	—	11,712	—	30,944	1,929	—	—	1,055	—	33,928
Mine closure costs	332,382	—	—	—	(21,869)	—	310,513	—	—	—	11,879	—	322,392
	3,810,767	164,784	(45,210)	(1,854)	(10,157)	—	3,918,330	276,074	(1,662)	(5,954)	12,934	(34,026)	4,165,696
Accumulated depreciation and amortization:
Development costs	375,562	26,907	—	—	—	—	402,469	23,802	—	—	—	—	426,271
Buildings, construction and other	765,694	58,345	(121)	—	—	—	823,918	55,919	—	—	—	—	879,837
Machinery and equipment	742,340	42,698	(40,355)	(34)	—	—	744,649	37,510	(223)	(4,792)	—	—	777,144
Transportation units	6,650	478	(153)	(1,803)	—	—	5,172	301	(85)	(744)	—	—	4,644
Furniture and fixtures	10,328	548	(651)	(4)	—	—	10,221	457	(6)	—	—	—	10,672
Stripping activity asset	118,178	21,769	—	—	—	—	139,947	51,123	—	—	—	—	191,070
Right-of-use asset (e)	13,894	4,290	—	—	—	—	18,184	3,988	—	—	—	—	22,172
Mine closure costs	213,832	18,198	—	—	—	—	232,030	15,016	—	—	—	—	247,046
	2,246,478	173,233	(41,280)	(1,841)	—	—	2,376,590	188,116	(314)	(5,536)	—	—	2,558,856
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	—	3,488	—	—	—	—	—	3,488
Property, plant and other	20,725	—	(19,874)	—	—	—	851	—	—	—	—	—	851
	26,419	—	(19,874)	—	—	—	6,545	—	—	—	—	—	6,545

Net cost	1,537,870						1,535,195						1,600,295

Schedule of estimates prices for the current and long-term periods

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2023 -

	2024	2025-2027
	US$	US$

Gold	1,900 /Oz	2,036 /Oz
Silver	23.00 /Oz	27.00 /Oz
Copper	8,500 /MT	10,822 /MT
Zinc	2,600 /MT	3,071 /MT
Lead	2,050/MT	2,449 /MT

As of December 31, 2022 -

	2023	2024-2026
	US$	US$

Gold	1,750 /Oz	1,735 /Oz
Silver	21.00 /Oz	23.17 /Oz
Copper	7,900 /MT	9,625 /MT
Zinc	3,000 /MT	2,648 /MT
Lead	1,900 /MT	2,181 /MT

Schedule of net assets for right in use

	2023	2022
	US$(000)	US$(000)
Buildings	9,236	10,484
Transportation units	1,117	1,380
Machinery and equipment	1,403	896

	11,756	12,760

Schedule of discount rate

In calculating the value in use, as of December 31, 2023 and 2022 the following discount rates were applied to the cash flows:

	2023	2022
	%	%

Uchucchacua	12.04	12.52
Tambomayo	12.04	N/A
Julcani	12.04	N/A
Orcopampa	N/A	12.52
El Brocal	14.78	N/A
Rio Seco	15.06	16.34
La Zanja	14.18	14.08

Schedule of distribution of depreciation expenses

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	164,543	147,032	159,652
Unabsorbed cost due to production stoppage	10,420	14,877	4,569
Cost of sales of services	9,037	8,153	8,109
Administrative expenses	2,065	1,886	4,741
Property, plant, equipment and development costs	1,799	1,039	963
Exploration in non-operating areas	98	101	114
Selling expenses	103	93	84
Other, net	54	49	48
Discontinued operations, note 1(e)	—	9	14

	188,119	173,239	178,294

Sociedads Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2023 and 2022 are shown below:

			Adjustments					Adjustments
	January 1,		and changes in			December 31,		and changes in			December 31,
	2022	Additions	estimates	Disposals	Transfers	2022	Additions	estimates	Disposals	Transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	30,382	—	—	—	2,820	33,202	—	—	—	360	33,562
Buildings and other constructions	2,596,406	—	1,041	(61)	11,063	2,608,449	—	—	(35,964)	100,777	2,673,262
Machinery and equipment	5,098,359	—	(1,041)	(54,732)	155,044	5,197,630	—	—	(49,382)	194,037	5,342,285
Transportation units	33,382	—	—	—	2,995	36,377	—	—	(133)	4,388	40,632
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	35,395	—	—	(58)	885	36,222	—	—	—	182	36,404
Construction in progress and in-transit units (a)	126,527	227,216	(19)	—	(169,459)	184,265	302,302	(2,164)	—	(299,335)	185,068
Stripping activity asset (see Note 2(i))	1,159,829	304,198	—	—	—	1,464,027	344,054	—	—	—	1,808,081
Asset retirement costs (see Note 11(c))	186,296	—	(17,812)	—	—	168,484	—	40,425	—	—	208,909
Right-of-use assets (b)	98,900	4,941	—	(3,137)	(3,348)	97,356	3,946	—	(1,114)	(409)	99,779
	9,366,048	536,355	(17,831)	(57,988)	—	9,826,584	650,302	38,261	(86,593)	—	10,428,554

Accumulated depreciation
Buildings and other constructions (c)	522,381	72,899	655	(14)	—	595,921	74,690	19,912	(32,418)	—	658,105
Machinery and equipment	2,569,972	272,528	(655)	(54,519)	141	2,787,467	290,691	—	(46,980)	123	3,031,301
Transportation units	18,627	2,160	—	—	—	20,787	2,514	—	(120)	—	23,181
Furniture and fixtures	551	21	—	—	—	572	—	—	—	—	572
Other equipment	24,090	3,136	—	(58)	—	27,168	3,118	—	—	—	30,286
Stripping activity asset	791,571	134,186	—	—	—	925,757	133,810	—	—	—	1,059,567
Asset retirement costs	36,914	4,770	—	—	—	41,684	5,464	—	—	—	47,148
Right-of-use assets (b)	30,408	12,708	—	(3,124)	(141)	39,851	11,117	—	(1,114)	(123)	49,731
	3,994,514	502,408	—	(57,715)	—	4,439,207	521,404	19,912	(80,632)	—	4,899,891

Net cost	5,371,534					5,387,377					5,528,663
(a)	As of December 31, 2023, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$80.2 million), (ii) tailings dam projects (US$52.5 million), (iii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$42.9 million), (iv) expansion of a leach pad (US$36.1 million), and (v) a direct flotation reactor technology project (US$21.8 million).

As of December 31, 2022, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$55.5 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$36.1 million), (iii) mine support equipment (US$32.6 million), (iv) belt replacement projects (US$11.1 million), (v) a direct flotation reactor technology project (US$11.0 million), (vi) the purchase of stators for ball mills (US$10.7 million), and (vii) installation of flotation recovery technology (US$8.5 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2023 and 2022:

	January 1,				December 31,				December 31,
	2022	Additions	Disposals	Transfers	2022	Additions	Disposals	Transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,640	216	(365)	—	10,491	—	—	—	10,491
Buildings and other constructions	57,916	1,273	(2,668)	—	56,521	2,283	(591)	—	58,213
Machinery and equipment	30,344	3,452	(104)	(3,348)	30,344	1,663	(523)	(409)	31,075
	98,900	4,941	(3,137)	(3,348)	97,356	3,946	(1,114)	(409)	99,779

Accumulated depreciation
Land	4,629	1,949	(365)	—	6,213	1,661	—	—	7,874
Buildings and other constructions	17,190	7,216	(2,656)	—	21,750	6,205	(591)	—	27,364
Machinery and equipment	8,589	3,543	(103)	(141)	11,888	3,251	(523)	(123)	14,493
	30,408	12,708	(3,124)	(141)	39,851	11,117	(1,114)	(123)	49,731

Net cost	68,492				57,505				50,048

(c)   In 2023, adjustments primarily relate to the depreciation of assets whose depreciation method was changed from UOP to straight-line basis.

Schedule of net assets for right in use

	January 1,				December 31,				December 31,
	2022	Additions	Disposals	Transfers	2022	Additions	Disposals	Transfers	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,640	216	(365)	—	10,491	—	—	—	10,491
Buildings and other constructions	57,916	1,273	(2,668)	—	56,521	2,283	(591)	—	58,213
Machinery and equipment	30,344	3,452	(104)	(3,348)	30,344	1,663	(523)	(409)	31,075
	98,900	4,941	(3,137)	(3,348)	97,356	3,946	(1,114)	(409)	99,779

Accumulated depreciation
Land	4,629	1,949	(365)	—	6,213	1,661	—	—	7,874
Buildings and other constructions	17,190	7,216	(2,656)	—	21,750	6,205	(591)	—	27,364
Machinery and equipment	8,589	3,543	(103)	(141)	11,888	3,251	(523)	(123)	14,493
	30,408	12,708	(3,124)	(141)	39,851	11,117	(1,114)	(123)	49,731

Net cost	68,492				57,505				50,048